Notes to the statement of financial position - Deferred and current taxes, tax loss and carryforwards (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss and interest carryforwards recognized	€ 95,515	€ 126,754
Corporate income tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss and interest carryforwards recognized	95,515	86,384
Trade tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss and interest carryforwards recognized	€ 0	€ 40,370